united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 11/30/14

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 97.0%
	AIRLINES - 9.5%
31,075	American Airlines Group, Inc.		$ 1,508,070
27,425	Delta Air Lines, Inc.		1,279,925
			2,787,995
	APPAREL - 3.5%
5,500	Ralph Lauren Corp.		1,016,950

	BUILDING MATERIALS - 1.6%
5,609	Eagle Materials, Inc.		462,126

	CHEMICALS - 5.0%
9,000	FMC Corp.		489,600
8,200	Monsanto Co.		983,262
			1,472,862
	DIVERSIFIED FINANCIAL SERVICES - 4.8%
32,000	AerCap Holdings NV *		1,417,920

	ENGINEERING & CONSTRUCTION - 2.7%
15,925	Chicago Bridge & Iron Co. NV		796,728

	ENTERTAINMENT - 2.3%
20,772	Gaming and Leisure Properties, Inc.		662,627

	INSURANCE - 6.1%
10,550	MetLife, Inc.		586,685
14,100	Prudential Financial, Inc.		1,198,218
			1,784,903
	INTERNET - 2.0%
10,900	eBay, Inc. *		598,192

	MEDIA - 6.0%
75,094	Media General, Inc. * +		1,149,689
21,044	Sinclair Broadcast Group, Inc.		613,643
			1,763,332
	OIL & GAS - 2.1%
12,325	Noble Energy, Inc.		606,143

	OIL & GAS SERVICES - 8.0%
15,250	Cameron International Corp. *		782,020
13,950	Exterran Holdings, Inc.		467,325
15,150	Halliburton Co.		639,330
5,275	Schlumberger Ltd.		453,386
			2,342,061
	PHARMACEUTICALS - 15.7%
5,220	Actavis PLC *		1,412,584
4,395	McKesson Corp.		926,290
20,250	Mylan, Inc. *		1,186,852
4,925	Shire PLC - ADR		1,051,980
			4,577,706
	PIPELINES - 2.2%
12,350	Williams Cos., Inc.		639,112

	REAL ESTATE - 4.9%
30,875	Realogy Holdings Corp. *		1,420,868

	REITS - 7.4%
16,800	Lamar Advertising Co.		895,272
70,250	NorthStar Realty Finance Corp.		1,283,468
			2,178,740

	RETAIL - 4.6%
9,625	Dollar Tree, Inc. *		657,965
10,220	Walgreen Co.		701,194
			1,359,159
	SEMICONDUCTORS - 8.6%
32,069	Micron Technology, Inc. *		1,152,881
17,575	NXP Semiconductor NV *		1,367,511
			2,520,392

	TOTAL COMMON STOCK (Cost - $25,382,431)		28,407,816

	SHORT-TERM INVESTMENTS - 2.9%
842,861	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $842,861)		842,861

	COLLATERAL FOR SECURITIES LOANED - 4.0%
	BNY Mellon Overnight Government Fund
1,160,643	(Cost - $1,160,643)		1,160,643

	TOTAL INVESTMENTS - 103.9% (Cost - $27,385,935) (a)		$ 30,411,320

	OTHER ASSETS AND LIABILITIES - (3.9) %		(1,139,291)

	TOTAL NET ASSETS - 100.0%		$ 29,272,029

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,401,640 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,367,014
		Unrealized depreciation:	(1,357,334)
		Net unrealized appreciation:	$ 3,009,680

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 98.6%
	BEVERAGES - 9.9%
32,665	Coca-Cola Co.		$ 1,464,372
14,198	Monster Beverage Corp. *		1,592,306
11,212	SABMiller PLC - ADR		621,436
			3,678,114
	BIOTECHNOLOGY - 3.3%
7,330	Amgen, Inc.		1,211,722

	COMMERCIAL SERVICES - 3.1%
5,690	Automatic Data Processing, Inc.		487,292
16,544	SEI Investments Co.		655,639
			1,142,931
	COSMETICS/PERSONAL CARE - 4.0%
16,414	Procter & Gamble Co.		1,484,318

	DIVERSIFIED FINANCIAL SERVICES - 7.7%
9,662	American Express Co.		892,962
5,366	Greenhill & Co., Inc.		237,821
6,661	Visa, Inc. - Cl. A		1,719,804
			2,850,587
	FOOD - 2.1%
57,212	Danone SA - ADR +		802,684

	HEALTHCARE-PRODUCTS - 4.8%
11,197	Varian Medical Systems, Inc. *		991,046
7,159	Zimmer Holdings, Inc.		803,884
			1,794,930
	INTERNET - 17.4%
7,777	Alibaba Group Holding Ltd. - ADR *		868,224
5,099	Amazon.com, Inc. *		1,726,725
25,271	Facebook, Inc. - Cl. A *		1,963,557
1,736	Google, Inc. *		940,617
1,736	Google, Inc. - Cl. A *		953,203
			6,452,326
	MEDIA - 1.3%
3,502	FactSet Research Systems, Inc.		479,984

	OIL & GAS SERVICES - 1.1%
4,767	Schlumberger Ltd.		409,724

	PHARMACEUTICALS - 6.6%
12,927	Merck & Co., Inc.		780,791
6,603	Novartis AG - ADR		638,180
22,461	Novo Nordisk A/S - ADR		1,021,077
			2,440,048
	RETAIL - 6.3%
24,350	Lowe's Cos, Inc.		1,554,260
10,315	Yum! Brands, Inc.		796,834
			2,351,094
	SEMICONDUCTORS - 6.4%
4,492	Altera Corp.		168,989
3,490	Analog Devices, Inc.		190,694
10,720	ARM Holdings PLC - ADR		459,245
21,214	QUALCOMM, Inc.		1,546,501
			2,365,429
	SOFTWARE - 11.7%
22,567	Autodesk, Inc. *		1,399,154
25,951	Microsoft Corp.		1,240,717
40,431	Oracle Corp.		1,714,679
			4,354,550

	TELECOMMUNICATIONS - 5.4%
73,372	Cisco Systems, Inc.		2,028,002

	TRANSPORTATION - 7.5%
29,120	Expeditors International of Washington Inc.		1,363,398
12,919	United Parcel Service, Inc. - Cl. B		1,420,056
			2,783,454

	TOTAL COMMON STOCK (Cost - $25,034,220)		36,629,897

	SHORT-TERM INVESTMENTS - 1.3%
469,825	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $469,825)		469,825

	COLLATERAL FOR SECURITIES LOANED - 1.8%
	BNY Mellon Overnight Government Fund
655,514	(Cost - $655,514)		655,514

	TOTAL INVESTMENTS - 101.7% (Cost - $26,159,559) (a)		$ 37,755,236

	OTHER ASSETS AND LIABILITIES - (1.7) %		(620,418)

	TOTAL NET ASSETS - 100.0%		$ 37,134,818

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,336,310 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 11,615,177
		Unrealized depreciation:	(196,251)
		Net unrealized appreciation:	$ 11,418,926

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 97.9%
	APPAREL - 1.6%
5,050	Gildan Activewear, Inc. - Cl. A		$ 294,415

	AUTO PARTS & EQUIPMENT - 5.1%
4,175	Delphi Automotive PLC		304,566
4,725	Tenneco, Inc. *		256,804
3,550	WABCO Holdings, Inc. *		364,301
			925,671
	BANKS - 4.0%
7,300	CIT Group, Inc.		356,240
8,275	PacWest Bancorp		384,787
			741,027
	COMMERCIAL SERVICES - 11.7%
3,550	Global Payments, Inc.		306,578
9,275	Hertz Global Holdings, Inc. *		220,188
5,975	KAR Auction Services, Inc.		207,034
7,250	SEI Investments Co.		287,317
12,200	ServiceMaster Global Holdings, Inc. *		320,372
9,175	Total System Services, Inc.		302,683
8,550	TriNet Group, Inc. *		270,693
1,950	United Rentals, Inc. *		220,955
			2,135,820
	COMPUTERS - 4.1%
4,225	CACI International, Inc. - Cl. A *		376,828
12,500	NCR Corp. *		370,625
			747,453
	DISTRIBUTION/WHOLESALE - 1.8%
11,350	HD Supply Holdings, Inc. *		330,058

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
6,425	LPL Financial Holdings, Inc.		274,155
7,775	NASDAQ OMX Group, Inc.		349,175
5,825	PRA Group, Inc. *		340,879
			964,209
	ENERGY EQUIPMENT - 0.3%
3,075	Superior Energy Services, Inc.		59,378

	HAND/MACHINE TOOLS - 1.2%
1,675	Snap-on, Inc.		226,678

	HEALTHCARE - PRODUCTS - 1.5%
7,000	Alere Inc. *		279,230

	HEALTHCARE - SERVICES - 6.2%
7,200	Amsurg Corp. *		371,304
6,600	Community Health Systems, Inc. *		310,728
6,450	HCA Holdings, Inc. *		449,500
			1,131,532
	HOME BUILDERS - 1.4%
5,275	Lennar Corp. +		249,191

	HOME FURNISHINGS - 0.9%
1,550	Harman International Industries, Inc.		168,221

	HOUSEHOLD PRODUCTS/WARES - 1.4%
2,800	Spectrum Brands Holdings, Inc.		257,516

	INSURANCE - 3.5%
10,125	First American Financial Corp.		324,101
3,600	Reinsurance Group of America, Inc.		308,592
			632,693
	INTERNET SOFTWARE AND SERVICES - 1.4%
3,300	Check Point Software Technologies Ltd. *		255,123

	INVESTMENT COMPANIES - 1.9%
21,300	Ares Capital Corp.		350,385

	IRON/STEEL - 3.3%
6,275	Carpenter Technology Corp.		316,385
4,425	Reliance Steel & Aluminum Co.		282,935
			599,320
	LEISURE TIME - 3.9%
8,950	Jarden Corp. *		395,143
16,700	Sabre Corp. +		312,958
			708,101
	OIL & GAS - 2.2%
3,775	Gulfport Energy Corp. *		180,181
2,100	Noble Energy, Inc.		103,278
2,700	Whiting Petroleum Corp. *		112,779
			396,238
	PACKAGING & CONTAINERS - 4.9%
11,250	Constellium NV - Cl. A *		177,188
8,475	Crown Holdings, Inc. *		419,513
4,100	Packaging Corp. of America		304,548
			901,249
	PHARMACEUTICALS - 5.0%
12,825	Catalent, Inc. *		369,232
2,400	Mallinckrodt PLC *		221,328
2,277	Valeant Pharmaceuticals International, Inc. *		331,190
			921,750
	RETAIL - 12.0%
4,575	Cabela's, Inc. * +		248,148
7,550	GNC Holdings, Inc. - Cl. A		333,861
4,725	HSN, Inc.		344,594
6,175	Men's Wearhouse Inc.		288,496
2,750	PVH Corp.		349,635
63,350	Rite Aid Corp. *		347,158
2,100	Signet Jewelers Ltd.		275,016
			2,186,908
	SAVINGS & LOANS - 1.8%
29,925	Investors Bancorp, Inc.		323,489

	SEMICONDUCTORS - 5.2%
3,075	Avago Technologies Ltd.		287,205
9,100	Micron Technology, Inc. *		327,145
5,000	Skyworks Solutions, Inc.		337,350
			951,700
	SOFTWARE - 3.1%
5,250	Broadridge Financial Solutions, Inc.		237,773
4,725	Fiserv, Inc. *		337,790
			575,563
	TELECOMMUNICATIONS - 1.8%
15,000	CommScope Holding Co., Inc. *		333,000

	TRANSPORTATION - 1.4%
5,150	Con-way, Inc.		255,131

	TOTAL COMMON STOCK (Cost - $13,581,921)		17,901,049

	SHORT-TERM INVESTMENTS - 2.4%
432,159	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $432,159)		432,159

	COLLATERAL FOR SECURITIES LOANED - 2.8%
	BNY Mellon Overnight Government Fund
512,533	(Cost - $512,533)		512,533

	TOTAL INVESTMENTS - 103.1% (Cost - $14,526,613) (a)		$ 18,845,741

	OTHER ASSETS AND LIABILITIES - (3.1) %		(556,174)

	TOTAL NET ASSETS - 100.0%		$ 18,289,567

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,576,117 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,598,971
		Unrealized depreciation:	(329,347)
		Net unrealized appreciation:	$ 4,269,624

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 94.9%
	AEROSPACE/DEFENSE - 1.9%
10,230	Ducommun, Inc. *		$ 254,727

	AIRLINES - 1.1%
1,720	Spirit Airlines, Inc. *		142,227

	APPAREL - 2.1%
6,900	Iconix Brand Group, Inc. *		278,829

	AUTO PARTS & EQUIPMENT - 1.8%
11,252	Dana Holding Corp.		238,542

	BANKS - 18.4%
4,480	1st Source Corp.		136,730
3,480	Ameris Bancorp		87,522
5,080	Bridge Capital Holdings *		117,043
29,350	ConnectOne Bancorp, Inc.		542,388
10,648	Eagle Bancorp, Inc. *		365,439
3,800	First Business Financial Services, Inc.		164,274
3,540	German American Bancorp, Inc.		100,040
8,600	Peoples Bancorp, Inc.		208,206
5,680	Prosperity Bancshares, Inc.		319,102
2,150	South State Corp.		133,149
2,330	Texas Capital Bancshares, Inc. *		128,453
5,240	Yadkin Financial Corp. *		99,612
			2,401,958
	CHEMICALS - 3.9%
6,160	Calgon Carbon Corp. *		125,726
3,150	Innophos Holdings, Inc.		170,352
4,600	RPM International, Inc.		219,420
			515,498
	COMPUTERS - 2.7%
2,970	MAXIMUS, Inc.		155,598
3,230	Synaptics, Inc. *		203,458
			359,056
	DISTRIBUTION/WHOLESALE - 3.0%
6,460	Core-Mark Holding Co., Inc.		388,311

	ELECTRIC - 1.6%
5,690	Portland General Electric Co.		209,790

	ENGINEERING & CONSTRUCTION - 2.1%
6,275	EMCOR Group, Inc.		272,021

	FOOD - 4.3%
11,470	Darling Ingredients, Inc. * +		213,342
25,580	Inventure Foods, Inc. *		353,260
			566,602
	FOREST PRODUCTS & PAPER - 1.1%
5,130	Orchids Paper Products Co.		139,331

	HEALTHCARE - PRODUCTS - 4.7%
2,990	Analogic Corp.		217,792
3,280	Teleflex, Inc.		390,812
			608,604
	INSURANCE - 5.2%
15,935	Federated National Holding Co.		402,518
3,912	Protective Life Corp.		272,706
			675,224
	INTERNET - 2.3%
8,730	FTD Cos, Inc. *		302,582

	MISCELLANEOUS MANUFACTURING - 11.0%
6,020	AO Smith Corp.		324,659
3,970	AptarGroup, Inc.		259,042
8,290	Barnes Group, Inc.		304,492
3,495	Crane Co.		206,310
5,238	EnPro Industries, Inc. *		337,956
			1,432,459
	OIL & GAS - 1.6%
8,336	Stone Energy Corp. *		131,709
12,981	VAALCO Energy, Inc. *		74,381
			206,090
	PHARMACEUTICALS - 2.5%
9,620	Prestige Brands Holdings, Inc. *		321,789

	REITS - 6.3%
5,650	Colony Financial, Inc.		138,708
7,340	LaSalle Hotel Properties		296,316
4,820	Pebblebrook Hotel Trust		208,079
2,292	PS Business Parks, Inc.		186,546
			829,649
	RETAIL - 4.2%
6,700	Bloomin' Brands, Inc. *		152,559
5,320	CST Brands, Inc.		232,271
7,980	Stage Stores, Inc.		163,510
			548,340
	SAVINGS & LOANS - 1.1%
4,650	First Defiance Financial Corp.		139,825

	SEMICONDUCTORS - 7.1%
24,880	Entegris, Inc. *		335,134
32,550	Photronics, Inc. *		293,601
12,830	Silicon Motion Technology Corp. - ADR		299,709
			928,444
	TELECOMMUNICATIONS - 1.7%
4,640	NICE-Systems Ltd. - ADR		219,147

	TRANSPORTATION - 3.2%
7,440	Saia, Inc. *		412,697

	TOTAL COMMON STOCK (Cost - $8,805,958)		12,391,742

	SHORT-TERM INVESTMENTS - 5.2%
674,296	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $674,296)		674,296

	COLLATERAL FOR SECURITIES LOANED - 1.7%
	BNY Mellon Overnight Government Fund
227,100	(Cost - $227,100)		227,100

	TOTAL INVESTMENTS - 101.8% (Cost - $9,707,354) (a)		$ 13,293,138

	OTHER ASSETS AND LIABILITIES - (1.8) %		(228,714)

	TOTAL NET ASSETS - 100.0%		$ 13,064,424

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,709,585 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	3
		Unrealized appreciation:	$ 3,733,629
		Unrealized depreciation:	(150,076)
		Net unrealized appreciation:	$ 3,583,553

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 94.7%
	AGRICULTURE - 1.5%
1,340	Philip Morris International, Inc.		$ 116,486

	APPAREL - 1.9%
900	adidas AG		72,433
406	LVMH Moet Hennessy Louis Vuitton SA		73,118
			145,551
	AUTO MANUFACTURERS - 2.6%
3,600	Honda Motor Co. Ltd.		108,898
1,850	Kia Motors Corp.		92,535
			201,433
	BANKS - 11.5%
3,810	Banca Generali SpA		101,186
1,523	BNP Paribas SA		97,945
5,706	Credit Suisse Group AG		152,602
13,760	Intesa Sanpaolo SpA		42,437
3,290	National Australia Bank Ltd.		91,374
8,140	Powszechna Kasa Oszczednosci Bank Polski SA		91,040
16,400	Sberbank of Russia		100,876
4,245	Standard Chartered PLC		62,201
36,500	Sumitomo Mitsui Trust Holdings, Inc.		151,901
			891,562
	BEVERAGES - 1.2%
11,700	Coca-Cola Amatil Ltd.		91,084

	BUILDING MATERIALS - 2.3%
7,620	CRH PLC		179,540

	CHEMICALS - 7.1%
633	Air Liquide SA		79,858
2,770	Evonik Industries AG		91,531
11,640	Israel Chemicals Ltd.		79,333
43,000	Sumitomo Chemical Co. Ltd.		162,779
415	Syngenta AG		137,051
			550,552
	COMPUTERS - 2.8%
1,360	Cap Gemini SA		99,893
20,000	Fujitsu Ltd.		114,360
			214,253
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
23,490	Arrow Global Group PLC		92,214

	ELECTRIC - 1.3%
5,560	E.ON SE		98,646

	ENGINEERING & CONSTRUCTION - 1.6%
80,000	China State Construction International Holdings Ltd.		121,274

	ENTERTAINMENT - 1.1%
49,766	Bwin.Party Digital Entertainment PLC		83,699

	ENVIRONMENTAL CONTROL - 1.1%
20,000	Cleanaway Co. Ltd.		82,623

	FOOD - 5.1%
1,900	Danone SA		134,194
1,530	Nestle SA		115,040
23,570	Tesco PLC		68,810
31,000	Wilmar International Ltd.		76,302
			394,346
	HOLDING COMPANIES - DIVERSIFIED - 1.8%
14,400	Drax Group PLC		137,155

	HOME BUILDERS - 1.0%
7,000	Iida Group Holdings Co. Ltd.		76,889

	INSURANCE - 5.5%
8,180	Assicurazioni Generali SpA		177,319
9,270	Ping An Insurance Group Co. of China Ltd.		77,541
894	Samsung Life Insurance Co. Ltd.		98,406
2,330	Tokio Marine Holdings, Inc.		76,192
			429,458
	INTERNET - 1.2%
3,200	Trend Micro Inc.		97,252

	IRON/STEEL - 1.2%
10,670	Vale SA		96,137

	LODGING - 2.8%
74,100	Genting Malaysia Bhd		92,420
41,600	MGM China Holdings Ltd.		125,521
			217,941
	MACHINERY - DIVERSIFIED - 4.2%
2,800	ANDRITZ AG		151,219
2,160	KION Group AG		78,635
3,890	Nabtesco Corp.		93,530
			323,384
	METAL FABRICATE/HARDWARE - 1.4%
5,390	SKF AB		111,140

	MINING - 1.1%
3,640	BHP Billiton PLC		85,919

	MISCELLANEOUS MANUFACTURING - 4.4%
35,020	Bombardier, Inc.		133,807
910	Siemens AG		107,780
22,180	Toshiba Corp.		98,727
			340,314
	OFFICE/BUSINESS EQUIPMENT - 1.5%
1,610	Neopost SA		114,458

	OIL & GAS - 5.4%
5,850	BG Group PLC		82,342
6,040	Encana Corp.		95,382
10,000	Precision Drilling Corp.		65,025
2,710	Royal Dutch Shell PLC		90,362
1,600	Total SA		89,467
			422,578
	OIL & GAS SERVICES - 2.1%
6,830	Amec Foster Wheeler PLC		99,643
244,000	SPT Energy Group, Inc.		62,836
			162,479
	PHARMACEUTICALS - 4.4%
463	Roche Holding AG		138,872
1,000	Sanofi		96,778
2,600	Takeda Pharmaceutical Co. Ltd.		108,978
			344,628
	PRIVATE EQUITY - 1.5%
1,720	Eurazeo SA		119,927

	REAL ESTATE - 1.4%
25,300	BR Properties SA		107,156

	RETAIL - 1.3%
4,481	GS Retail Co. Ltd.		101,977

	SEMICONDUCTORS - 1.0%
5,000	MediaTek, Inc.		74,986

	SOFTWARE - 3.8%
17,880	Playtech PLC		179,336
1,600	SAP SE		113,006
			292,342
	TELECOMMUNICATIONS - 1.5%
22,590	Telefonica Deutschland Holding AG		118,559

	TEXTILES - 1.2%
11,730	Toray Industries, Inc.		92,352

	TRANSPORTATION - 1.4%
16,260	TNT Express NV		109,805

	WATER - 1.3%
5,700	Suez Environnement Co.		101,316

	TOTAL COMMON STOCK (Cost - $7,874,555)		7,341,415

	SHORT-TERM INVESTMENTS - 2.1%
165,940	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $165,940)		165,940

	TOTAL INVESTMENTS - 96.8% (Cost - $8,040,495) (a)		$ 7,507,355

	OTHER ASSETS AND LIABILITIES - 3.2%		251,091

	TOTAL NET ASSETS - 100.0%		$ 7,758,446

	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,067,471 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 220,396
		Unrealized depreciation:	(780,512)
		Net unrealized depreciation:	$ (560,116)

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 97.4%
	BIOTECHNOLOGY - 8.1%
8,400	Amgen, Inc.		$ 1,388,604
8,900	Charles River Laboratories International, Inc. *		576,275
			1,964,879
	ELECTRONICS - 4.1%
3,050	Keysight Technologies, Inc. *		107,360
7,500	Waters Corp. *		869,250
			976,610
	HEALTHCARE - PRODUCTS - 26.8%
7,600	Becton Dickinson and Co.		1,066,508
4,600	Bio-Techne Corp.		421,406
6,900	Covidien PLC		696,900
7,800	CR Bard, Inc.		1,305,330
6,100	Greatbatch, Inc. *		302,377
13,600	Medtronic, Inc.		1,004,632
10,000	Patterson Cos, Inc.		481,800
6,600	Stryker Corp.		613,206
5,000	Zimmer Holdings, Inc.		561,450
			6,453,609
	HEALTHCARE - SERVICES - 11.2%
6,500	Cigna Corp.		668,785
4,200	DaVita HealthCare Partners, Inc. *		321,426
7,200	Quest Diagnostics, Inc.		470,232
3,500	UnitedHealth Group, Inc.		345,205
7,000	WellPoint, Inc. *		895,370
			2,701,018
	PHARMACEUTICALS - 47.2%
15,000	AstraZeneca PLC		1,112,550
17,300	Cardinal Health, Inc.		1,421,887
12,900	Eli Lilly & Co.		878,748
11,900	GlaxoSmithKline PLC - ADR		552,755
7,000	Johnson & Johnson		757,750
525	Mallinckrodt PLC *		48,416
3,400	McKesson Corp.		716,584
16,700	Merck & Co., Inc.		1,008,680
6,900	Novartis AG		666,885
4,000	Omnicare, Inc.		281,280
19,520	Owens & Minor, Inc.		667,779
24,277	Pfizer, Inc.		756,229
12,726	PharMerica Corp. *		277,554
10,308	Sanofi		497,773
14,575	Targacept, Inc. *		35,417
15,800	Teva Pharmaceutical Industries Ltd.		900,284
17,200	VCA, Inc. *		814,076
			11,394,647

	TOTAL COMMON STOCK (Cost - $14,183,782)		23,490,763

	SHORT-TERM INVESTMENTS - 2.6%
624,765	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $624,765)		624,765

	TOTAL INVESTMENTS - 100.0% (Cost - $14,808,547) (a)		$ 24,115,528

	OTHER ASSETS AND LIABILITIES - 0.0%		5,499

	TOTAL NET ASSETS - 100.0%		$ 24,121,027

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	PLC - Public Liabilty Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,826,418 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 9,404,429
		Unrealized depreciation:	(115,319)
		Net unrealized appreciation:	$ 9,289,110

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 94.6%
	ADVERTISING - 1.6%
2,800	Alliance Data Systems Corp. *		$ 800,436

	AEROSPACE/DEFENSE - 3.2%
10,880	Northrop Grumman Corp.		1,533,318

	BIOTECHNOLOGY - 0.6%
1,590	Illumina, Inc. *		303,515

	COMPUTERS - 31.2%
8,210	Accenture PLC - Cl. A		708,769
32,870	Amdocs Ltd.		1,602,248
48,205	Apple, Inc.		5,733,021
14,420	Cognizant Technology Solutions Corp. - Cl. A *		778,536
51,437	EMC Corp/MA		1,561,113
4,610	International Business Machines Corp.		747,604
14,550	Lexmark International, Inc.		623,613
15,400	NetApp, Inc.		655,270
1,470	Stratasys Ltd. * +		149,896
32,200	Unisys Corp. *		860,384
4,176	Virtusa Corp. *		167,332
14,550	Western Digital Corp.		1,502,579
			15,090,365
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
6,135	Visa Inc. - Cl. A		1,583,996

	ELECTRONICS - 1.6%
4,419	Methode Electronics, Inc.		171,236
20,908	Trimble Navigation Ltd. *		588,038
			759,274
	HEALTHCARE - PRODUCTS - 0.4%
5,967	Natus Medical Inc. *		204,250

	INTERNET - 20.6%
1,478	Alibaba Group Holding Ltd. - ADR *		165,004
2,491	Amazon.com, Inc. *		843,552
2,068	Baidu, Inc. - ADR *		506,887
6,278	eBay, Inc. *		344,537
6,191	Facebook, Inc. - Cl. A *		481,041
4,011	Google, Inc. *		2,173,280
4,011	Google, Inc. - Cl. A *		2,202,360
4,354	IAC/InterActiveCorp		284,229
1,774	LinkedIn Corp. - Cl. A *		401,403
6,345	MercadoLibre, Inc.		894,264
5,697	Splunk, Inc. *		382,269
49,100	Symantec Corp.		1,281,019
			9,959,845
	SEMICONDUCTORS - 8.2%
10,402	Broadcom Corp.		448,638
14,500	Intel Corp.		540,125
13,520	KLA-Tencor Corp.		938,829
2,904	Lam Research Corp.		239,987
33,000	Marvell Technology Group Ltd.		472,560
8,720	QUALCOMM, Inc.		635,688
15,930	Xilinx, Inc.		723,859
			3,999,686
	SOFTWARE - 16.6%
24,000	AVG Technologies NV *		471,360
24,300	CA, Inc.		756,945
10,205	Callidus Software, Inc. *		162,974
8,590	Check Point Software Technologies Ltd. *		664,093
13,521	Cvent, Inc. * +		363,985
2,987	Envestnet, Inc. *		152,785
8,665	Guidewire Software, Inc. *		437,323
24,900	Microsoft Corp.		1,190,469
25,582	MobileIron, Inc. * +		237,145
26,000	Oracle Corp.		1,102,660
4,111	Paycom Software, Inc. * +		118,191
7,488	Proofpoint, Inc. *		325,129
7,020	salesforce.com, inc *		420,287
2,896	Synchronoss Technologies, Inc. *		124,036
1,934	Tableau Software, Inc. - Cl. A *		162,224
15,292	Vmware, Inc. - Cl. A *		1,345,084
			8,034,690
	TELECOMMUNICATIONS - 7.3%
9,425	CalAmp Corp. * +		176,153
11,978	Ciena Corp. *		197,996
57,100	Cisco Systems, Inc.		1,578,244
14,461	Fortinet, Inc. *		398,545
4,525	LogMeIn, Inc. *		228,829
2,997	Palo Alto Networks, Inc. *		368,631
43,551	Polycom, Inc. *		573,567
			3,521,965

	TOTAL COMMON STOCK (Cost - $29,486,885)		45,791,340

	SHORT-TERM INVESTMENTS - 4.9%
2,385,948	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $2,385,948)		2,385,948

	COLLATERAL FOR SECURITIES LOANED - 2.0%
	BNY Mellon Overnight Government Fund
990,991	(Cost - $990,991)		990,991

	TOTAL INVESTMENTS - 101.5% (Cost - $32,863,824) (a)		$ 49,168,279

	OTHER ASSETS AND LIABILITIES - (1.5) %		(747,963)

	TOTAL NET ASSETS - 100.0%		$ 48,420,316

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,993,124 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 16,420,034
		Unrealized depreciation:	(244,879)
		Net unrealized appreciation:	$ 16,175,155

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 97.5%
	CHEMICALS - 8.8%
2,390	Dow Chemical Co.		$ 116,321
865	LyondellBasell Industries NV		68,214
884	Praxair, Inc.		113,488
			298,023
	DISTRIBUTION/WHOLESALE - 2.4%
2,350	H&E Equipment Services, Inc.		82,250

	MINING - 1.9%
4,111	Horsehead Holding Corp. *		64,214

	OIL & GAS - 60.5%
1,239	Anadarko Petroleum Corp.		98,067
14,300	Bankers Petroleum Ltd. *		43,109
3,889	Canadian Natural Resources Ltd.		129,426
1,125	Diamondback Energy, Inc. *		63,450
2,539	Energen Corp.		151,629
863	EQT Corp.		78,516
1,966	Exxon Mobil Corp.		178,002
1,194	Gulfport Energy Corp. *		56,990
1,419	Helmerich & Payne, Inc.		98,691
3,508	Kosmos Energy Ltd. *		29,257
24,629	Lekoil Ltd. - CDI *		13,881
2,681	Noble Energy, Inc.		131,852
4,541	Oryx Petroleum Corp. Ltd. *		31,279
3,542	Parsley Energy, Inc. - Cl. A *		44,771
2,807	PDC Energy, Inc. *		82,835
951	Pioneer Natural Resources Co.		136,212
2,556	Royal Dutch Shell PLC		169,744
3,856	Suncor Energy, Inc.		121,811
3,533	Valero Energy Corp.		171,739
3,121	Western Refining, Inc.		128,304
2,493	YPF SA - ADR		83,366
			2,042,931
	OIL & GAS SERVICES - 8.8%
2,392	Baker Hughes, Inc.		136,344
973	Dril-Quip, Inc. *		77,597
1,976	Halliburton Co.		83,387
			297,328
	PACKAGING & CONTAINERS - 2.8%
2,363	Sealed Air Corp.		93,409

	PIPELINES - 10.4%
2,632	Enbridge, Inc.		121,019
5,552	Kinder Morgan, Inc.		229,575
			350,594
	TRANSPORTATION - 1.9%
3,051	Navigator Holdings Ltd. *		65,352

	TOTAL COMMON STOCK (Cost - $3,465,255)		3,294,101

	SHORT-TERM INVESTMENTS - 0.6%
20,662	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $20,662)		20,662

	TOTAL INVESTMENTS - 98.1% (Cost - $3,485,917) (a)		$ 3,314,763

	OTHER ASSETS AND LIABILITIES - 1.9%		64,213

	TOTAL NET ASSETS - 100.0%		$ 3,378,976

	* Non-income producing securities.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,486,148 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 277,824
		Unrealized depreciation:	(449,209)
		Net unrealized depreciation:	$ (171,385)

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 96.5%
	BANKS - 49.2%
4,385	Bank of America Corp.		$ 74,720
1,842	Citigroup, Inc.		99,413
2,136	Fifth Third Bancorp		42,976
470	Goldman Sachs Group, Inc.		88,553
4,088	HSBC Holdings PLC		40,769
1,408	JPMorgan Chase & Co.		84,705
391	M&T Bank Corp.		49,274
485	PacWest Bancorp		22,552
605	PNC Financial Services Group, Inc.		52,919
713	State Street Corp.		54,708
1,143	SunTrust Banks, Inc.		44,908
405	Texas Capital Bancshares, Inc. *		22,328
500	Toronto-Dominion Bank		25,309
2,009	UBS AG		36,262
1,972	US Bancorp		87,162
2,230	Wells Fargo & Co.		121,490
			948,048
	DIVERSIFIED FINANCIAL SERVICES - 20.7%
865	American Express Co.		79,943
219	Ameriprise Financial, Inc.		28,858
196	BlackRock, Inc. - Cl. A		70,380
840	Discover Financial Services		55,062
114	Intercontinental Exchange, Inc.		25,763
1,067	Invesco Ltd.		43,064
2,161	Navient Corp.		45,295
1,107	Synchrony Financial *		32,114
372	Waddell & Reed Financial, Inc.		17,886
			398,365
	INSURANCE - 22.1%
528	ACE Ltd.		60,372
1,187	American International Group, Inc.		65,048
1,002	Berkshire Hathaway, Inc. *		148,987
4,992	Legal & General Group PLC		19,281
1,060	MetLife, Inc.		58,947
374	Travelers Cos, Inc.		39,064
1,001	Unum Group		33,253
			424,952
	REAL ESTATE - 1.3%
744	CBRE Group, Inc. - Cl. A *		25,103

	REITS - 3.2%
267	Simon Property Group, Inc.		48,274
803	Washington Prime Group, Inc.		13,836
			62,110

	TOTAL COMMON STOCK (Cost - $1,151,612)		1,858,578

	SHORT-TERM INVESTMENTS - 3.1%
59,093	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $59,093)		59,093

	TOTAL INVESTMENTS - 99.6% (Cost - $1,210,705) (a)		$ 1,917,671

	OTHER ASSETS AND LIABILITIES - 0.4%		7,175

	TOTAL NET ASSETS - 100.0%		$ 1,924,846

	* Non-income producing securities.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,213,144 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 714,294
		Unrealized depreciation:	(9,767)
		Net unrealized appreciation:	$ 704,527

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
November 30, 2014

Principal			Value
	U.S. GOVERNMENT AND AGENCIES - 51.1%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.2%
$ 100,000	4.750%, 11/17/15		$ 104,282
500,000	5.125%, 10/18/16		542,615
300,000	1.750%, 5/30/19		301,688
			948,585
	FEDERAL NATIONAL MORTGAGE ASSOCATION - 14.3%
225,000	5.000%, 4/15/15		229,058
500,000	4.875%,12/15/16		543,761
250,000	5.000%, 2/13/17		273,723
250,000	5.375%, 6/12/17		278,723
			1,325,265
	U.S. TREASURY NOTES - 20.8%
375,000	4.500%, 2/15/16		394,336
350,000	3.000%, 9/30/16		366,324
360,000	4.625%, 2/15/17		391,950
350,000	3.750%, 11/15/18		383,906
354,000	3.625%, 8/15/19		388,902
			1,925,418
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 5.8%
220,000	2.000%, 1/15/16		270,996
230,000	1.375%, 1/15/20		270,279
			541,275

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,684,531)		4,740,543

	CORPORATE BONDS & NOTES - 45.4%
	AUTO MANUFACTURERS - 0.5%
49,000	PACCAR Financial Corp., 1.10%, 6/6/17		48,937

	BANKS - 5.4%
153,000	Bank of America Corp., 1.70%, 8/25/17		153,376
325,000	BB&T Corp., 4.90%, 6/30/17		353,647
			507,023
	BEVERAGES - 3.1%
166,000	Coca-Cola Co., 0.75%, 11/1/16 +		166,321
117,000	Diageo Capital PLC, 1.50% , 5/11/17		117,824
			284,145
	CHEMICALS - 1.8%
155,000	Dow Chemical Co., 4.125%, 11/15/21 +		165,528

	DIVERSIFIED FINANCIAL SERVICES - 4.9%
100,000	American Express Credit Corp., 2.80%, 9/19/16		103,496
303,000	General Electric Capital Corp., 5.50%, 1/8/20		350,141
			453,637
	HEALTHCARE - PRODUCTS - 5.1%
325,000	CR Bard, Inc., 2.875%, 1/15/16		333,241
133,000	Medtronic, Inc., 3.625%, 3/15/24		136,260
			469,501
	INSURANCE - 6.0%
150,000	Berkshire Hathaway, Inc., 1.90%, 1/31/17		153,094
275,000	PartnerRe Finance B LLC, 5.50%, 6/1/20		311,534
85,000	Prudential Financial, Inc., 6.00%, 12/1/17 +		95,687
			560,315
	MACHINERY - CONSTRUCTION & MINING - 1.7%
158,000	Caterpillar Financial Services Corp., 1.00%, 11/25/16 +		158,641

	MISCELLANEOUS MANUFACTURING - 2.9%
240,000	Cooper US, Inc., 6.10%, 7/1/17		266,524

	OIL & GAS SERVICES - 3.0%
220,000	Weatherford International Ltd, 9.625%, 3/1/19		274,953

	PIPELINES - 2.0%
181,000	Energy Transfer Partners LP, 4.15%, 10/1/20		189,345

	REGIONAL - 2.1%
200,000	Province of Ontario Canada, 2.45%, 6/29/22		199,734

	REITS - 3.6%
325,000	Health Care REIT, Inc., 5.875%, 5/15/15		332,814

	RETAIL - 1.3%
125,000	Home Depot, Inc., 2.70%, 4/1/23		123,627

	SOFTWARE - 1.3%
118,000	Oracle Corp., 1.20%, 10/15/17		118,058

	TELECOMMUNICATIONS - 0.7%
61,000	Verizon Communications, Inc., 4.50%, 9/15/20		66,767

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,999,978)		4,219,549
Shares
	SHORT-TERM INVESTMENTS - 2.5%
229,920	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $229,920)		229,920

	COLLATERAL FOR SECURITIES LOANED - 4.4%
	BNY Mellon Overnight Government Fund
411,131	(Cost - $411,131)		411,131

	TOTAL INVESTMENTS - 103.4% (Cost - $9,325,560) (a)		$ 9,601,143

	OTHER ASSETS AND LIABILITIES - (3.4) %		(320,139)

	TOTAL NET ASSETS - 100.0%		$ 9,281,004

	+ All or a portion of the security is on loan.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,325,560 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 278,610
		Unrealized depreciation:	(3,027)
		Net unrealized appreciation:	$ 275,583

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
November 30, 2014

Principal			Value
	MUNICIPAL BONDS - 96.9%
	ALASKA - 3.6%
	Education - 3.6%
$ 40,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20		$ 43,409

	ARIZONA - 3.9%
	General Obligation - 3.9%
40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19		47,177

	CALIFORNIA - 2.9%
	Education - 2.9%
30,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA		35,663

	DELAWARE - 7.1%
	General Obligation - 7.1%
40,000	County of New Castle DE, 4.00%, 7/15/21		45,573
40,000	District of Columbia, Income Tax Secure Revenue, 5.00%, 12/1/14		40,000
			85,573
	IOWA - 4.4%
	Education - 4.4%
50,000	University of Iowa Revenue, 3.50%, 7/1/22		53,748

	KENTUCKY - 3.9%
	Education - 3.9%
45,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23		47,578

	LOUISIANA - 3.9%
	General Obligation - 3.9%
40,000	State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19		46,969

	MASSACHUSSETTS - 3.6%
	General Obligation - 3.6%
40,000	Massachusetts School Building Authority, 4.00%, 8/15/17		43,603

	MAINE - 3.9%
	Education - 3.9%
45,000	University of Maine System Revenue, 4.50%, 3/1/26		47,762

	MISSOURI - 4.6%
	Education - 4.6%
50,000	Kirksville R-III School District, 5.00%, 3/1/20		56,232

	NEW JERSEY - 3.8%
	General Obligation - 3.8%
40,000	Garden State Preservation Trust, 4.00%, 11/1/22		45,606

	NEW YORK - 7.8%
	Education - 4.2%
50,000	Dunkirk City School, 3.50%, 6/15/23		51,526
	General Obligation - 3.6%
40,000	New York State Dormitory Authority, 5.00%, 12/15/16		43,731
			95,257
	NORTH CAROLINA - 4.2%
	Water/Sewer - 4.2%
50,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23		51,170

	NORTH DAKOTA - 3.5%
	General Obligation - 3.5%
40,000	City of Fargo, 4.25%, 5/1/16		42,194

	OREGON - 3.7%
	General Obligation - 3.7%
40,000	City of Eugene OR Electric Utility System Revenue, 4.00%, 8/1/20		45,314

	SOUTH CAROLINA - 2.1%
	General Obligation - 2.1%
25,000	State of South Carolina, Economy Development, 4.50%, 12/1/14		25,000

	SOUTH DAKOTA - 3.5%
	General Obligation - 3.5%
40,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA		41,939

	TENNESSEE - 3.7%
	General Obligation - 3.7%
40,000	Metropolitan Government of Nashville & Davidson County TN, 5.00%, 7/1/17		44,473

	TEXAS - 4.1%
	Water/Sewer - 4.1%
50,000	State Water Assistance, Series A, 4.50%, 8/1/22		50,132

	UTAH - 4.4%
	General Obligation - 4.4%
50,000	Salt Lake County Utah, 3.00%, 12/15/20		53,995

	WASHINGTON - 4.6%
	Water/Sewer - 4.6%
50,000	County of King WA Sewer Revenue, 4.00%, 1/1/20		56,246

	WEST VIRGINIA - 5.4%
	Housing - 5.4%
60,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA		65,076

	WISCONSIN - 4.3%
	General Obligation - 4.3%
45,000	State of Wisconsin, 5.00%, 5/1/19		52,473

	TOTAL MUNICIPAL BONDS (Cost - $1,132,424)		1,176,589
Shares
	SHORT-TERM INVESTMENTS - 1.4%
16,598	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $16,598)		16,598

	TOTAL INVESTMENTS - 98.3% (Cost - $1,149,022) (a)		$ 1,193,187

	OTHER ASSETS AND LIABILITIES - 1.7%		21,407

	TOTAL NET ASSETS - 100.0%		$ 1,214,594

	MBIA - Insured by Municipal Bond Insurance Association
	FSA - Insured by Federal Security Assurance
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,149,022 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 44,195
		Unrealized depreciation:	(30)
		Net unrealized appreciation:	$ 44,165

SCHEDULES OF INVESTMENTS
US GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
November 30, 2014

Principal		Value
	REPURCHASE AGREEMENT - 99.7%
$ 11,033,000	Merrill Lynch Repo, .07%, due 12/1/14 with a full maturity value of $11,033,064.36
	(Partially collateralized by $6,087,400 U.S. Treasury Bond, 8.75 % due 8/15/2020; aggregate market value plus accrued interest $8,577,323 and partially collateralized by $2,459,700 U.S. Treasury Note, 3.375 % due by 11/15/2019; aggregate market value plus accrued interest $2,676,368)

	(Cost - $11,033,000)	11,033,000

	TOTAL INVESTMENTS - 99.7% (Cost - $11,033,000) (a)	$ 11,033,000

	OTHER ASSETS AND LIABILITIES - 0.3%	32,958

	TOTAL NET ASSETS - 100.0%	$ 11,065,958

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,033,000.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited)
November 30, 2014

Shares						Value
	COMMON STOCK - 15.8%
	AGRICULTURE - 0.1%
300	Archer-Daniels-Midland Co.					$ 15,804

	AIRLINES - 1.3%
1,500	American Airlines Group, Inc.					72,795
1,693	Delta Air Lines, Inc.					79,012
1,168	United Continental Holdings, Inc. *					71,517
						223,324
	AUTO MANUFACTURERS - 1.2%
6,313	General Motors Co.					211,044

	BANKS - 1.5%
400	Bank of New York Mellon Corp					16,012
190	Capital One Financial Corp.					15,808
3,905	Citigroup, Inc.					210,753
85	Goldman Sachs Group, Inc.					16,015
455	Morgan Stanley					16,007
						274,595
	BEVERAGES - 0.1%
365	Coca-Cola Enterprises, Inc.					16,038

	CHEMICALS - 0.1%
200	LyondellBasell Industries NV					15,772

	COMMERCIAL SERVICES - 1.2%
8,734	Hertz Global Holdings, Inc. *					207,345

	COMPUTERS - 0.6%
100	International Business Machines Corp.					16,217
2,847	NCR Corp. *					84,414
						100,631
	COSMETICS/PERSONAL CARE - 2.5%
13,647	Revlon, Inc. *					449,805

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
175	American Express Co.					16,174

	ELECTRIC - 0.1%
315	PG&E Corp.					15,908

	ELECTRONICS - 0.1%
760	Corning, Inc.					15,975

	ENGINEERING & CONSTRUCTION - 0.1%
345	Jacobs Engineering Group, Inc. *					16,025

	FOOD - 0.6%
7,855	Boulder Brands, Inc. *					84,834
265	Kroger Co.					15,858
						100,692
	HAND/MACHINE TOOLS - 0.1%
170	Stanley Black & Decker, Inc.					16,055

	HEALTHCARE - SERVICES - 0.4%
210	DaVita HealthCare Partners, Inc. *					16,071
155	Laboratory Corp. of America Holdings *					16,219
160	UnitedHealth Group, Inc.					15,781
155	Universal Health Services, Inc.					16,216
						64,287
	HOUSEHOLD PRODUCTS/WARES - 0.4%
29,127	Summer Infant, Inc. *					81,264

	INTERNET - 0.5%
1,648	Yahoo!, Inc. *					85,268

	MEDIA - 0.1%
185	DIRECTV *					16,226

	OIL & GAS - 0.1%
145	Chevron Corp.					15,786

	PACKAGING & CONTAINERS - 0.6%
1,877	Rock-Tenn Co.					106,632

	PHARMACEUTICALS - 0.1%
145	Johnson & Johnson					15,696

	REITS - 0.3%
425	Apartment Investment & Management Co.					15,831
680	Host Hotels & Resorts, Inc.					15,803
455	Weyerhaeuser Co.					16,066
						47,700
	RETAIL - 1.4%
1,769	GNC Holdings, Inc. - Cl. A					78,225
578	PVH Corp.					73,487
2,042	Vitamin Shoppe, Inc. *					97,730
						249,442
	TELECOMMUNICATIONS - 2.2%
225	Harris Corp.					16,126
47,531	HC2 Holdings, Inc. *					380,248
						396,374

	TOTAL COMMON STOCK (Cost - $2,353,563)					2,773,862

Principal
	CORPORATE BONDS AND NOTES - 18.6%
	CHEMICALS - 1.1%
$ 200,000	Nitrogenmuvek ZRT, 7.875%, 05/21/20 (a)					201,480

	COMMERCIAL SERVICES - 0.2%
50,000	Rent-A-Center, Inc., 4.75%, 05/01/21					41,500

	DIVERSIFIED FINANCIAL SERVICES - 13.8%
1,400,000	Armor RE Ltd., 4.02%, 12/15/16 ^ (a)					1,415,960
1,000,000	Golden State RE II Ltd., 2.22%, 01/08/19 ^ (a)					996,900
						2,412,860
	REITS - 0.1%
25,000	Geo Group, Inc., 5.125%, 04/01/23					24,500

	TELECOMMUNICATIONS - 3.4%
500,000	HC2 Holdings, Inc., 11.00%, 12/01/19 (a)					497,500
25,000	Intelsat Jackson Holdings SA, 6.625%, 12/15/22					26,063
75,000	NeuStar, Inc., 4.50%, 01/15/23					65,812
						589,375

	TOTAL CORPORATE BONDS AND NOTES (Cost - $3,271,744)					3,269,715

	U.S. GOVERNMENT - 51.4%
	U.S. TREASURY NOTE - 51.4%
1,000,000	0.25%, 2/15/15 + #					1,000,391
2,000,000	0.25%, 3/31/15					2,001,562
5,000,000	0.25%, 5/15/15					5,005,080
1,000,000	1.375%, 7/31/18					1,007,734
	TOTAL U.S. GOVERNMENT (Cost - $9,003,890)					9,014,767

Shares
	SHORT-TERM INVESTMENTS - 6.0%
1,045,590	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $1,045,590)					1,045,590

	TOTAL INVESTMENTS - 91.8% (Cost - $15,674,787) (b)					$ 16,103,934

	OTHER ASSETS AND LIABILITIES - 8.2%					1,444,243

	TOTAL NET ASSETS - 100.0%					$ 17,548,177

	* Non-income producing securities.
	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.
	^ Floating rate security, rate shown represents the rate at November 30, 2014.
	# All or a portion of this security is segregated as collateral for open swap contracts.

	(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2014 these securities amounted to $3,111,840 or 17.7 % of net assets.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,715,707and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized appreciation:	$ 487,600
					Unrealized depreciation:	(99,373)
					Net unrealized appreciation:	$ 388,227

Long (Short)						Unrealized
Contracts						Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS - (0.1) %
2	OAT Euro Future, Maturing December 2014
	(Underlying Face Amount at Value $366,898)					6,056
7	Gold Future, Maturing, February 2015 +
	(Underlying Face Amount at Value $822,850)					(17,990)
2	US Long Bond Future, Maturing March 2015
	(Underlying Face Amount at Value $285,250)					2,406
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS					(9,528)

	OPEN SHORT FUTURES CONTRACTS - (1.3) %
(3)	Euro BTP Italian Government Bond Future, Maturing December 2014
	(Underlying Face Amount at Value $500,967)					(9,706)
(5)	10 YR AUD Government Bond, Maturing December 2014
	(Underlying Face Amount at Value $3,827,313)					(11,411)
(5)	10 YR Mini JBG Future, Maturing December 2014
	(Underlying Face Amount at Value $619,000)					(4,348)
(22)	S&P E-Mini Future, Maturing December 2014
	(Underlying Face Amount at Value $2,272,875)					(236,425)
(2)	Euro-Bund Future, Maturing March 2015
	(Underlying Face Amount at Value $382,996)					50
(3)	Silver Future, Maturing March 2015 +
	(Underlying Face Amount at Value $233,340)					17,010
(6)	Copper Future, Maturing March 2015 +
	(Underlying Face Amount at Value $426,900)					22,500
(6)	US 10 Year Future, Maturing December 2015
	(Underlying Face Amount at Value $762,282)					(5,625)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURES CONTRACTS					(227,955)

	OPEN CREDIT DEFAULT SWAPS - (0.3) %
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
$ 594,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	$ (27,551)
198,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	(11,089)
2,000,000	French Republic	JP Morgan Chase	9/20/2016	Pay	0.25%	(15,604)
	Total Unrealized Gain/(Loss) from Open Credit Default Swaps					$ (54,244)

	OPEN TOTAL RETURN SWAPS CONTRACTS - 0.1%
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
$ 200,000	CS Multi-Asset Futures - HRW Wheat Excess Return Index +	Credit Suisse	12/4/2014	Pay	0.30%	$ 20,265
200,000	CS Multi-Asset Futures - White Sugar Excess Return Index +	Credit Suisse	12/4/2014	Pay	0.25%	(1,835)
200,000	CS Multi-Asset Futures - Soybeans Excess Return Index +	Credit Suisse	12/4/2014	Pay	0.12%	(2,690)
200,000	CS Multi-Asset Futures - Heating Oil Excess Return Index +	Credit Suisse	12/4/2014	Pay	0.10%	(22,108)
4,547	CS Multi-Asset Futures - Soybean Oil Excess Return Index +	Credit Suisse	12/4/2014	Pay	0.00%	2,540
3,237	CS Multi-Asset Futures - Sugar #11 Excess Return Index +	Credit Suisse	12/4/2014	Pay	0.00%	(1,292)
828	CS Multi-Asset Futures - Milling Wheat Excess Return Index +	Credit Suisse	12/4/2014	Pay	0.00%	(16,752)
350	CS Multi-Asset Futures - Gas Oil Excess Return Index +	Credit Suisse	12/4/2014	Pay	0.00%	24,234
1,000,000	Barclays Capital TrendStar Index +	Barclays	1/7/2015	Pay	0.65%	(11,177)
800,000	CS Backwardation RV Excess Return Index +	Credit Suisse	1/28/2015	Pay	0.50%	(7,273)
1,000,000	J.P. Morgan ETF Efficiente 8 RC Index	J.P. Morgan Chase	1/28/2015	Pay	0.00%	27,941
1,000,000	Atlantic Dynamic HYIGS Barclays Credit Index +	Barclays	2/2/2015	Pay	0.80%	2,811
	Total Unrealized Gain from Open Total Return Swaps					$ 14,664

+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 91.3%
	ASIA PACIFIC - 22.1%
	AUSTRALIA - 1.2%
1,452,408	Scentre Group *		$ 4,299,501

	HONG KONG - 9.6%
230,000	Cheung Kong Holdings Ltd.		4,220,265
964,000	Great Eagle Holdings Ltd.		3,244,326
1,009,000	Hang Lung Properties Ltd.		3,031,476
1,203,100	Hongkong Land Holdings Ltd.		8,325,452
1,820,000	Hopewell Highway Infrastructure Ltd.		882,401
1,186,500	Hopewell Holdings Ltd.		4,337,383
80,000	Link REIT		509,594
641,000	Sun Hung Kai Properties Ltd.		9,372,988
			33,923,885
	JAPAN - 9.7%
228,900	Aeon Mall Co. Ltd.		3,904,050
466	Japan Real Estate Investment Corp.		2,297,211
351,300	Mitsubishi Estate Co. Ltd.		7,908,469
375,000	Mitsui Fudosan Co. Ltd.		10,840,461
650	Nippon Building Fund, Inc.		3,275,470
1,874	Nippon Prologis REIT, Inc. - REIT		4,085,310
249,400	Tokyu Fudosan Holdings Corp.		1,782,179
			34,093,150
	SINGAPORE - 1.6%
2,722,000	Global Logistic Properties Ltd.		5,469,049

	TOTAL ASIA PACIFIC (Cost - $86,356,595)		77,785,585

	EUROPE - 19.1%
	FRANCE - 8.1%
343,790	Klepierre		15,459,597
49,300	Unibail-Rodamco SE		13,053,407
			28,513,004
	GERMANY - 1.3%
338,200	TLG Immobilien AG *		4,593,230

	NORWAY - 0.6%
199,400	Entra ASA *		2,127,423

	UNITED KINGDOM - 9.1%
1,071,700	Great Portland Estates PLC		12,055,378
346,000	Telecity Group PLC		4,395,876
2,466,700	Tritax Big Box REIT PLC		4,083,923
1,600,700	UNITE Group PLC		11,570,460
			32,105,637

	TOTAL EUROPE (Cost - $67,885,285)		67,339,294

	NORTH AMERICA - 50.1%
	UNITED STATES - 50.1%
314,349	America First Multifamily Investors LP		1,754,068
267,100	American Campus Communities, Inc.		10,684,000
426,300	American Realty Capital Properties, Inc.		4,007,220
378,700	American Residential Properties, Inc. *		6,729,499
504,000	ARMOUR Residential REIT, Inc.		1,980,720
393,600	Ashford Hospitality Prime, Inc.		6,907,680
129,215	Blackstone Mortgage Trust, Inc.		3,690,380
24,100	Brixmor Property Group, Inc.		582,738
308,967	Campus Crest Communities, Inc.		2,372,867
898,200	CatchMark Timber Trust, Inc. - Cl. A		9,970,020
369,000	CorEnergy Infrastructure Trust, Inc.		2,461,230
40,400	CoreSite Realty Corp.		1,537,624
70,400	Corrections Corp. of America		2,552,000
664,977	Ellington Financial LLC		14,376,803
136,831	Ellington Residential Mortgage REIT		2,446,538
873	Equinix,, Inc.		198,319
700,000	Excel Trust, Inc.		9,177,000
272,800	First Potomac Realty Trust		3,377,264
591,800	Gaming and Leisure Properties, Inc.		18,878,420
254,900	Government Properties Income Trust		5,791,328
568,100	Hannon Armstrong Sustainable Infrastructure Capital,, Inc.		8,004,529
58,300	Howard Hughes Corp *		8,514,132
64,697	New Senior Investment Group, Inc. *		1,141,255
190,000	New York Mortgage Trust, Inc.		1,527,600
72,602	NorthStar Realty Finance Corp.		1,326,439
106,224	PennyMac Mortgage Investment Trust		2,301,874
284,000	Plum Creek Timber Co., Inc.		11,837,120
32,200	PS Business Parks, Inc.		2,620,758
70,000	Realogy Holdings Corp. *		3,221,400
111,300	Sabra Health Care REIT, Inc.		3,150,903
763,500	Select Income REIT		17,636,850
150,425	Senior Housing Properties Trust		3,389,075
59,600	STORE Capital Corp. *		1,243,256
98,400	Western Asset Mortgage Capital Corp.		1,539,960
	TOTAL NORTH AMERICA (Cost - $192,837,374)		176,930,869

	TOTAL COMMON STOCK (Cost - $347,079,254)		322,055,748

	SHORT-TERM INVESTMENTS - 5.6%
19,888,247	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $19,888,247)		19,888,247

	TOTAL INVESTMENTS - 96.9% (Cost - $366,967,501) (a)		$ 341,943,995

	OTHER ASSETS AND LIABILITIES - 3.1%		10,909,026

	TOTAL NET ASSETS - 100.0%		$ 352,853,021

	* Non-income producing securities.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $366,243,111 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,191,060
		Unrealized depreciation:	(26,490,176)
		Net unrealized depreciation:	$ (24,299,116)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
November 30, 2014

Shares			Value
	COMMON STOCK - 53.1%
	APPAREL - 0.8%
826	Deckers Outdoor Corp. *		$ 79,891
500	Under Armour, Inc. - Cl. A *		36,245
			116,136
	BANKS - 0.1%
1,200	Old National Bancorp		17,040

	BIOTECHNOLOGY - 0.5%
900	Cambrex Corp. *		20,475
1,462	Cellular Dynamics International, Inc. *		9,649
624	Foundation Medicine, Inc. *		14,739
4,601	NeoGenomics, Inc. *		19,508
1,735	Pfenex, Inc. *		13,273
52	Ultragenyx Pharmaceutical, Inc. *		2,267
			79,911
	BUILDING MATERIALS - 0.2%
600	Fortune Brands Home & Security, Inc.		26,952

	COMMERCIAL SERVICES - 3.9%
1,249	Cardtronics, Inc. *		48,911
247	CoStar Group, Inc. *		42,054
2,780	Emerge Energy Services LP		178,337
753	Euronet Worldwide, Inc. *		43,727
1,384	ExamWorks Group, Inc. *		54,460
1,716	HMS Holdings Corp. *		35,796
789	KAR Auction Services, Inc.		27,339
1,793	LifeLock, Inc. *		29,602
1,725	On Assignment, Inc. *		53,009
978	Paylocity Holding Corp. *		28,450
376	TriNet Group, Inc. *		11,904
161	WEX, Inc. *		18,206
1,154	Xoom Corp. *		16,168
			587,963
	COMPUTERS - 0.7%
673	FleetMatics Group PLC *		23,683
2,685	LivePerson, Inc. *		34,744
1,532	Qualys, Inc. *		54,371
			112,798
	DISTRIBUTION/WHOLESALE - 0.2%
1,200	LKQ Corp. *		34,860

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
9,370	Hannon Armstrong Sustainable Infrastructure Capital, Inc.		132,023
632	WageWorks, Inc. *		36,921
			168,944
	ELECTRONICS - 0.2%
777	IMAX Corp. *		24,382

	ENERGY - ALTERNATE SOURCES - 0.0%
33	Vivint Solar, Inc. *		333

	ENGINEERING & CONSTRUCTION - 0.3%
80,500	Hopewell Highway Infrastructure Ltd.		39,029

	ENTERTAINMENT - 0.6%
1,500	Gaming and Leisure Properties, Inc.		47,850
431	Lions Gate Entertainment Corp.		14,611
300	Vail Resorts, Inc.		26,292
			88,753
	GAS - 1.5%
3,500	Western Gas Equity Partners LP		219,800

	HEALTHCARE - PRODUCTS - 0.7%
376	Bio-Techne Corp.		34,445
2,402	GenMark Diagnostics, Inc. *		27,287
553	Inogen, Inc. *		13,432
172	iRadimed Corp. *		1,517
920	Lombard Medical, Inc. *		6,900
1,400	Trinity Biotech PLC		24,024
			107,605
	HEALTHCARE - SERVICES - 0.9%
910	Acadia Healthcare Co., Inc. *		56,429
348	Adeptus Health Inc. - Cl. A *		10,593
466	Premier Inc. - Cl. A *		15,853
506	Surgical Care Affiliates, Inc. *		16,091
1,745	T2 Biosystems, Inc. *		31,270
			130,236
	HOME BUILDERS - 0.3%
500	Meritage Homes Corp. *		19,610
624	Taylor Morrison Home Corp. - Cl. A *		12,068
900	William Lyon Homes *		18,522
			50,200
	INSURANCE - 0.1%
1,356	Health Insurance Innovations, Inc. - Cl. A *		9,967

	INTERNET - 1.3%
3,290	Attunity Ltd. *		31,222
1,051	Cogent Communications Holdings, Inc.		37,226
9	Equinix, Inc.		2,045
745	HealthStream, Inc. *		21,344
757	Marketo, Inc. *		24,194
1,367	RingCentral, Inc. - Cl. A *		17,197
709	Shutterfly, Inc. *		30,317
721	Textura Corp. *		17,275
1,070	Yodlee, Inc. *		12,658
			193,478
	INVESTMENT COMPANIES - 0.2%
1,857	Acacia Research Corp.		35,320

	LODGING - 0.7%
500	Choice Hotels International, Inc.		27,705
400	Hyatt Hotels Corp. - Cl. A *		23,572
2,557	La Quinta Holdings, Inc. *		56,305
			107,582
	MACHINERY - DIVERSIFIED - 0.5%
800	Albany International Corp.		29,896
900	Columbus McKinnon Corp.		24,039
700	Twin Disc, Inc.		16,016
			69,951
	MEDIA - 0.0%
175	Markit Ltd. *		4,450

	METAL FABRICATE/HARDWARE - 0.1%
700	RTI International Metals, Inc. *		16,051

	MINING - 0.1%
700	US Silica Holdings, Inc.		21,994

	MISCELLANEOUS MANUFACTURING - 0.2%
852	TriMas Corp. *		26,523

	OIL & GAS - 1.3%
6,470	Atlas Resource Partners LP		98,409
3,760	Legacy Reserves LP		67,041
16,260	Sanchez Production Partners LLC *		37,398
			202,848
	OIL & GAS SERVICES - 0.3%
150	Core Laboratories NV		19,325
700	Helix Energy Solutions Group, Inc. *		16,009
700	Natural Gas Services Group, Inc. *		16,212
			51,546
	PHARMACEUTICALS - 1.2%
325	Auspex Pharmaceuticals, Inc. *		7,875
2,672	BioDelivery Sciences International, Inc. *		41,015
173	Catalent, Inc. *		4,981
41	Diplomat Pharmacy, Inc. *		1,101
340	GW Pharmaceuticals PLC - ADR *		26,326
2,522	Keryx Biopharmaceuticals, Inc. *		40,100
2,346	Lipocine, Inc. *		11,777
42	Nevro Corp. *		1,134
582	Radius Health, Inc. *		14,375
1,329	Repros Therapeutics, Inc. *		11,376
1,157	Revance Therapeutics, Inc. *		19,021
			179,081
	PIPELINES - 11.7%
2,440	Access Midstream Partners LP		152,939
2,880	Atlas Energy LP		102,182
3,710	Atlas Pipeline Partners LP		121,836
2,880	Cheniere Energy Partners LP		83,750
5,490	Energy Transfer Equity LP		326,051
6,150	EnLink Midstream LLC		222,445
3,840	Enterprise Products Partners LP		143,386
1,940	MarkWest Energy Partners LP		137,856
2,320	Plains All American Pipeline LP		119,364
4,540	Tallgrass Energy Partners LP		193,994
3,160	Williams Cos, Inc.		163,530
			1,767,333
	REAL ESTATE - 6.8%
3,000	Cheung Kong Holdings Ltd.		55,047
2,100	Entra ASA *		22,405
52,000	Global Logistic Properties Ltd.		104,479
20,000	Hongkong Land Holdings Ltd.		138,400
38,500	Hopewell Holdings Ltd.		140,741
200	Howard Hughes Corp. *		29,208
7,200	Mitsui Fudosan Co. Ltd.		208,137
102	RE/MAX Holdings, Inc. - Cl. A		3,412
14,000	Sun Hung Kai Properties Ltd.		204,714
3,700	TLG Immobilien AG *		50,251
9,778	UNITE Group PLC		70,679
			1,027,473
	REITS - 9.5%
8,800	American Realty Capital Properties, Inc.		82,720
2,651	American Residential Properties, Inc. *		47,108
1,500	Ashford Hospitality Prime, Inc.		26,325
300	Brixmor Property Group, Inc.		7,254
5,000	Campus Crest Communities, Inc.		38,400
3,311	CatchMark Timber Trust, Inc. - Cl. A		36,752
3,471	CorEnergy Infrastructure Trust, Inc.		23,152
600	CoreSite Realty Corp.		22,836
1,000	Corrections Corp. of America		36,250
1,938	CyrusOne, Inc.		53,198
9,600	Great Portland Estates PLC		107,989
2,900	Klepierre		130,408
8,400	Link REIT		53,507
2,500	New Senior Investment Group, Inc. *		44,100
2,100	New York Mortgage Trust, Inc.		16,884
90	Nippon Prologis REIT, Inc.		196,200
668	PennyMac Mortgage Investment Trust		14,476
2,500	Plum Creek Timber Co., Inc.		104,200
279	PS Business Parks, Inc.		22,708
2,300	Sabra Health Care REIT, Inc.		65,113
3,000	Select Income REIT		69,300
300	STORE Capital Corp. *		6,258
1,000	Sun Communities, Inc.		58,890
26,700	Tritax Big Box REIT PLC		44,205
300	Unibail-Rodamco SE		79,433
3,500	Western Asset Mortgage Capital Corp.		54,775
			1,442,441
	RETAIL - 2.6%
250	Asbury Automotive Group, Inc. *		18,928
794	Boot Barn Holdings, Inc. *		17,150
691	Copart, Inc. *		25,111
900	Del Frisco's Restaurant Group, Inc. *		19,998
1,401	Five Below, Inc. *		65,371
600	lululemon athletica, Inc. *		28,914
450	Men's Wearhouse, Inc.		21,024
353	Michaels Cos, Inc. *		8,493
1,400	Sonic Corp.		38,066
800	Texas Roadhouse, Inc. - Cl. A		26,448
250	Tiffany & Co.		26,980
400	Tractor Supply Co.		30,772
200	Ulta Salon Cosmetics & Fragrance, Inc. *		25,298
500	Urban Outfitters, Inc. *		16,160
700	Zumiez, Inc. *		25,039
			393,752
	SEMICONDUCTORS - 0.1%
300	IPG Photonics Corp. *		21,627

	SOFTWARE - 2.4%
333	Benefitfocus, Inc. *		9,021
393	Castlight Health, Inc. - Cl. B *		4,885
564	Demandware, Inc. *		31,584
1,476	E2open, Inc. *		9,933
472	Five9, Inc. *		2,082
748	Guidewire Software, Inc. *		37,752
41	HubSpot, Inc. *		1,451
3,174	inContact, Inc. *		26,217
1,163	Infoblox, Inc. *		20,934
2,525	Kofax Ltd. *		16,918
1,188	Paycom Software, Inc. *		34,155
3,952	Rally Software Development Corp. *		41,694
878	SS&C Technologies Holdings, Inc.		44,383
1,539	Tangoe, Inc. *		20,015
109	Ultimate Software Group Inc. *		16,049
1,063	Upland Software, Inc. *		12,862
1,104	Veeva Systems, Inc. - Cl. A *		36,266
			366,201
	TELECOMMUNICATIONS - 0.5%
3,071	ID Systems Inc. *		19,624
1,428	Numerex Corp. *		15,679
4,949	ShoreTel, Inc. *		37,019
			72,322
	TRANSPORTATION - 1.3%
500	Forward Air Corp.		24,480
5,460	GasLog Partners LP		139,503
1,300	Swift Transportation Co. - Cl. A *		37,791
			201,774
	TRUCKING&LEASING - 0.2%
600	Greenbrier Cos Inc.		33,288

	TOTAL COMMON STOCK (Cost - $8,020,498)		8,049,944

	EXCHANGE TRADED FUNDS - 14.2%
	DEBT FUNDS - 5.2%
1,103	iShares 10+ Year Credit Bond ETF		67,835
505	iShares 10-20 Year Treasury Bond ETF		67,544
1,715	iShares 20+ Year Treasury Bond ETF		210,070
2,605	iShares Emerging Markets Local Currency Bond ETF		124,389
2,824	iShares iBoxx $ High Yield Corporate Bond ETF		257,351
565	iShares iBoxx $ Investment Grade Corporate Bond ETF		67,851
			795,040
	EQUITY FUNDS - 9.0%
2,769	iShares International Select Dividend ETF		99,462
20,276	WisdomTree Equity Income Fund		1,258,937
			1,358,399

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,093,240)		2,153,439

	SHORT-TERM INVESTMENTS - 32.4%
4,910,635	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $4,910,635)		4,910,635

	TOTAL INVESTMENTS - 99.7% (Cost - $15,024,373)		$ 15,114,018

	OTHER ASSETS AND LIABILITIES - 0.3%		39,513

	TOTAL NET ASSETS - 100.0%		$ 15,153,531

	* Non-income producing securities
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,024,373 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 516,957
		Unrealized depreciation:	(427,312)
		Net unrealized appreciation:	$ 89,645

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
November 30, 2014 (Unaudited)

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary Index. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2014 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		28,407,816	-	-	28,407,816
Money Market Funds		842,861	-	-	842,861
Collateral for Securities Loaned		1,160,643	-	-	1,160,643
	Total	30,411,320	-	-	30,411,320

Large Capitalization Growth
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		36,629,897	-	-	36,629,897
Money Market Funds		469,825	-	-	469,825
Collateral for Securities Loaned		655,514	-	-	655,514
	Total	37,755,236	-	-	37,755,236

Mid Capitalization
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		17,901,049	-	-	17,901,049
Money Market Funds		432,159	-	-	432,159
Collateral for Securities Loaned		512,533	-	-	512,533
	Total	18,845,741	-	-	18,845,741

Small Capitalization
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		12,391,742	-	-	12,391,742
Money Market Funds		674,296	-	-	674,296
Collateral for Securities Loaned		227,100	-	-	227,100
	Total	13,293,138	-	-	13,293,138

International Equity
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		613,993	6,727,422	-	7,341,415
Money Market Funds		165,940	-	-	165,940
	Total	779,933	6,727,422	-	7,507,355

Health & Biotechnology
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		23,490,763	-	-	23,490,763
Money Market Funds		624,765	-	-	624,765
	Total	24,115,528	-	-	24,115,528

Technology & Communications
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		45,791,340	-	-	45,791,340
Money Market Funds		2,385,948	-	-	2,385,948
Collateral for Securities Loaned		990,991	-	-	990,991
	Total	49,168,279	-	-	49,168,279

Energy & Basic Materials
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		3,294,101	-	-	3,294,101
Money Market Funds		20,662	-	-	20,662
	Total	3,314,763	-	-	3,314,763

Financial Services
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		1,858,578	-	-	1,858,578
Money Market Funds		59,093	-	-	59,093
	Total	1,917,671	-	-	1,917,671

Investment Quality Bond
Assets *		Level 1	Level 2	Level 3	Total
U.S. Government and Agencies		-	4,740,543	-	4,740,543
Corporate Bonds & Notes		-	4,219,549	-	4,219,549
Money Market Funds		229,920	-	-	229,920
Collateral for Securities Loaned		411,131	-	-	411,131
	Total	641,051	8,960,092	-	9,601,143

Municipal Bond
Assets *		Level 1	Level 2	Level 3	Total
Municipal Bonds		-	1,176,589	-	1,176,589
Money Market Funds		16,598	-	-	16,598
	Total	16,598	1,176,589	-	1,193,187

U.S. Government Money Market
Assets *		Level 1	Level 2	Level 3	Total
Repurchase Agreement		-	11,033,000	-	11,033,000
	Total	-	11,033,000	-	11,033,000

James Alpha Global Enhanced Real Return
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		2,773,862	-	-	2,773,862
Bonds & Notes		-	3,269,715	-	3,269,715
U.S. Government		-	9,014,767	-	9,014,767
Money Market Funds		1,045,590	-	-	1,045,590
	Total	3,819,452	12,284,482	-	16,103,934
Derivatives:
Futures Contracts		(237,483)	-	-	(237,483)
Total Return Swaps		-	14,664	-	14,664
Credit Default Swaps		-	(54,244)	-	(54,244)
Forward Contracts		-	418,945	-	418,945
	Total	(237,483)	379,365	-	141,882

James Alpha Global Real Estate Investment
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		322,055,748	-	-	322,055,748
Money Market Funds		19,888,247	-	-	19,888,247
	Total	341,943,995	-	-	341,943,995

James Alpha Multi-Strategy Alternative Income Portfolio
Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		8,049,944	-	-	8,049,944
Exchange Traded Funds		2,153,439	-	-	2,153,439
Money Market Funds		4,910,635	-	-	4,910,635
	Total	15,114,018	-	-	15,114,018
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Portfolios did not hold any Level 3 securities at the end of the period. There were no transfers between Level 1 and Level 2 at the end of the period.

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011 and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

			Inception Date of SPC	SPC Net Assets at November 30, 2014	% of Fund Total Assets at November 30, 2014
		James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 1,618,050	9.2%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

At November 30, 2014 the James Alpha Global Enhanced Real Return Portfolio's had the following open currency exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver		In Exchange For		US Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy
12/3/2014	250,000	BRL	103,140	USD	96,918	(6,222)
12/3/2014	32,000,000	INR	519,227	USD	515,227	(4,000)
12/3/2014	4,400,000,000	INR	361,842	USD	360,005	(1,837)
12/3/2014	1,300,000	MXN	96,672	USD	93,499	(3,173)
12/3/2014	90,000	CHF	94,162	USD	93,368	(794)
12/17/2014	400,000	GBP	675,200	USD	626,187	(49,013)
12/17/2014	1,000,000	CAD	920,547	USD	875,915	(44,632)
12/17/2014	1,000,000	EUR	1,254,345	USD	1,246,095	(8,250)
12/17/2014	1,000,000	EUR	1,265,580	USD	1,246,095	(19,485)
12/17/2014	600,000	EUR	742,770	USD	747,657	4,887

To Sell:
12/3/2014	5,700,000	CZK	258,900	USD	256,962	1,938
12/3/2014	170,000	EUR	214,515	USD	211,824	2,691
12/3/2014	39,100,000	HUF	159,823	USD	159,015	808
12/3/2014	11,000,000	JPY	100,997	USD	92,704	8,293
12/3/2014	130,000	SGD	101,839	USD	99,688	2,151
12/3/2014	180,000	CHF	188,315	USD	186,736	1,579
12/3/2014	3,000,000	TWD	98,716	USD	96,898	1,818
12/17/2014	600,000	AUD	552,810	USD	511,178	41,632
12/17/2014	400,000	GBP	665,173	USD	626,187	38,986
12/17/2014	1,000,000	CAD	929,765	USD	875,915	53,850
12/17/2014	1,600,000	EUR	2,165,952	USD	1,993,752	172,200
12/17/2014	1,200,000	EUR	1,554,276	USD	1,495,314	58,962
12/17/2014	1,000,000	EUR	1,268,415	USD	1,246,095	22,320
12/17/2014	1,000,000	EUR	1,263,880	USD	1,246,095	17,785
12/17/2014	600,000	EUR	753,394	USD	747,657	5,737
12/17/2014	57,000,000	JPY	559,603	USD	480,526	79,077
12/17/2014	30,000,000	JPY	293,625	USD	252,908	40,717
12/17/2014	6,000,000	ZAR	538,136	USD	541,251	(3,115)
12/30/2014	4,000,000	ZAR	358,841	USD	359,993	(1,152)
12/31/2014	1,000,000	CAD	880,789	USD	875,602	5,187
					Total	418,945

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the James Alpha Global Enhanced Real Return Portfolio as of November 30, 2014 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives recognized in the consolidated Schedules of Investments

	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate Contracts	Total Value at November 30, 2014
Futures	$ (236,425)	$ -	$ 21,520	$ (22,578)	$ (237,483)
Swap Contracts	27,941	-	(13,277)	(54,244)	$ (39,580)
Forward Contracts	-	418,945	-	-	$ 418,945
	$ (208,484)	$ 418,945	$ 8,243	$ (76,822)	$ 141,882

The amounts of derivative instruments disclosed, on the Consolidated Schedules of Investments at November 30, 2014 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 1/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 1/29/15

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 1/29/15